Cover	Oct. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	Romeo Power, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38795
Entity Tax Identification Number	83-2289787
Entity Address, Address Line One	4380 Ayers Avenue
Entity Address, City or Town	Vernon,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90058
City Area Code	833
Local Phone Number	467-2237
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	RMO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001757932